Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Non-Controlling Interest [Member]	Accumulated Deficit [Member]	Total
Beginning balance at May. 31, 2017	$ 144	$ 24,856		$ (672)	$ 24,328
Beginning balance, shares at May. 31, 2017	1,437,500
Common Stock Subject to Redemption	$ (456)	(46,291,229)			(46,291,685)
Common Stock Subject to Redemption, shares	(4,560,757)
Sale of 5,200,000 Units, net of underwriting discount and offering expenses	$ 520	48,160,700			48,161,220
Sale of 5,200,000 Units, net of underwriting discount and offering expenses, shares	5,200,000
Sale of 261,500 Private Units	$ 26	2,614,974			2,615,000
Sale of 261,500 Private Units, shares	261,500
Issuance of shares to underwriter	$ 5	499,995			500,000
Issuance of shares to underwriter, shares	52,000
Common Stock Forfeited by Sponsor	$ (14)	14
Common Stock Forfeited by Sponsor, shares	(137,500)
Net loss				(8,862)	(8,862)
Ending balance at May. 31, 2018	$ 225	5,009,310		(9,534)
Ending balance, shares at May. 31, 2018	2,252,743
Common Shares issued		4,311			4,311
Common Shares issued, shares	425
Net loss				(4,311)	(4,311)
Ending balance at Aug. 31, 2018	$ 225	5,013,621		(13,845)	5,000,001
Ending balance, shares at Aug. 31, 2018	2,253,168
Beginning balance at May. 31, 2018	$ 225	5,009,310		(9,534)
Beginning balance, shares at May. 31, 2018	2,252,743
Net loss					(2,980,184)
Ending balance at Nov. 30, 2018	$ 512	379,680		(2,989,718)	(2,609,526)
Ending balance, shares at Nov. 30, 2018	5,119,390
Beginning balance at May. 31, 2018	$ 225	5,009,310		(9,534)
Beginning balance, shares at May. 31, 2018	2,252,743
Common stock subject to redemption not redeemed	$ 11				11
Common stock subject to redemption not redeemed, shares	112,497
Shares issued for advisory services	$ 21	2,124,979			2,125,000
Shares issued for advisory services, shares	208,000
Common stock issued to Smaaash Founders	$ 200				200
Common stock issued to Smaaash Founders, shares	2,000,000
Rights shares	$ 54	383,161			383,215
Rights shares, shares	546,150
Vesting of Common Shares		45,000			45,000
Cancellation of Smaaash Founders shares	$ (200)	200
Cancellation of Smaaash Founders shares, shares	(2,000,000)
Common Shares issued in Acquisition	$ 300	6,089,700			6,090,000
Common Shares issued in Acquisition, shares	3,000,000
Common shares issued in Private Placement	$ 96	1,924,904			1,925,000
Common shares issued in Private Placement, shares	962,500
Common Shares issued from Employment Agreements	$ 18				18
Common Shares issued from Employment Agreements, shares	180,000
Common Shares issued for convertible note	$ 20	499,980			500,000
Common Shares issued for convertible note, shares	193,648
Common stock redemption	$ (45)	(6,635,207)			(6,635,252)
Common stock redemption, shares	(451,563)
Net loss				(3,565,272)	(3,565,272)
Ending balance at May. 31, 2019	$ 700	9,442,027		(3,574,806)	5,867,921
Ending balance, shares at May. 31, 2019	7,003,975
Beginning balance at Aug. 31, 2018	$ 225	5,013,621		(13,845)	5,000,001
Beginning balance, shares at Aug. 31, 2018	2,253,168
Common stock subject to redemption not redeemed	$ 11	(7,138,003)			(7,137,992)
Common stock subject to redemption not redeemed, shares	112,072
Shares issued for advisory services	$ 21	2,124,979			2,125,000
Shares issued for advisory services, shares	208,000
Common stock issued to Smaaash Founders	$ 200				200
Common stock issued to Smaaash Founders, shares	2,000,000
Rights shares	$ 55	379,083			379,138
Rights shares, shares	546,150
Net loss attributable to noncontrolling interest
Net loss				(2,975,873)	(2,975,873)
Ending balance at Nov. 30, 2018	$ 512	379,680		(2,989,718)	(2,609,526)
Ending balance, shares at Nov. 30, 2018	5,119,390
Beginning balance at May. 31, 2019	$ 700	9,442,027		(3,574,806)	5,867,921
Beginning balance, shares at May. 31, 2019	7,003,975
Shares issued for PLAYlive Nation acquisition	$ 75	1,439,925			1,440,000
Shares issued for PLAYlive Nation acquisition, shares	750,000
Vesting of Common Shares		63,000			63,000
Compensation to officer for shares issued for past services		90,000			90,000
Shares issued for vesting of employment agreement awards	$ 11				11
Shares issued for vesting of employment agreement awards, shares	105,000
Non-controlling interest of original investment in subsidiaries			24,013		24,013
Net loss attributable to noncontrolling interest			(8,172)		(8,172)
Net loss				(846,722)	(846,722)
Ending balance at Nov. 30, 2019	$ 786	$ 11,034,952	$ 15,841	$ (4,421,528)	$ 6,630,051
Ending balance, shares at Nov. 30, 2019	7,858,975